Commitments and Contingencies (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 16. Commitments and Contingencies
PCT Guaranty
On April 22, 2020, the Company entered into a guaranty with a counterparty to unconditionally guarantee PCT’s obligation to reimburse a $5,000 prepayment upon PCT’s failure to meet certain performance thresholds. Performance thresholds include the commission and construction of a plant. The guaranty has no expiration. The total amount paid by the Company under the guaranty is $0 and total interest paid is $0. As of June 30, 2025 (Successor) and December 31, 2024 (Predecessor), there was no principal outstanding under the guaranty.
Patent Agreement Contingent Fees
In 2022, the Company entered into two agreements with an MNC to purchase in-process research and development consisting of patents, technology, and knowledge transfer related to cooling technology for critical electronic equipment in a transaction that was determined to be an asset acquisition.
On June 30, 2025, Accelsius entered into an amended and restated agreement with a certain MNC. The amended agreement modifies several terms and notably (a) eliminates revenue-based royalty payments, (b) extends the due dates for fixed installment payments, (c) modifies and reduces the buy-out fee payable to the MNC in lieu of future installment payments upon certain events such as an assignment of the agreement or a capital event
(including a change of control or initial public offering), at the option of either the MNC or Accelsius, and (d) eliminates Accelsius’s ability to unilaterally terminate the agreement upon the occurrence of certain events (other than a material breach) and provides the MNC with certain limited information rights related to the equity ownership of Accelsius.
Under the terms of the agreements, the Company is required to make fixed installment payments, as disclosed below, for each year of the agreement through December 31, 2040.

Years Ending December 31,	Amount
2025 (excluding the first six months of fiscal year 2025)	$700
2026	825
2027	825
2028	825
2029	825
Thereafter	9,075
Total	$13,075

License and Royalty Commitments
On December 12, 2024, the Company entered into a license agreement with a third party to obtain exclusive rights to use certain know-how, patents, and data relating to processes for the gasification of plastic waste (the “Gasification Technology”). Ownership of the Gasification Technology will transfer to the Company for a fee of $500 contingent upon achievement of a commercial milestone, which is not yet probable.
The Company is committed to pay a semi-annual fee of $65 until ownership transfers or the Gasification Technology is no longer licensed, which is accrued on a monthly basis. During the three and six months ended June 30, 2025 (Successor), $65 and $33, respectively, related to the Gasification Technology was recognized within General and administrative expense in the condensed consolidated statements of operations and comprehensive income (loss).
The Company is committed to pay annual royalties based on Refinity-related gross sales and licensing revenue starting in 2025. For the three and six months ended June 30, 2025 (Successor), no royalty payments were made to the third party.
Framework Agreement
On January 22, 2025, Refinity entered into the Framework Agreement (“Framework Agreement”) with a third party to obtain research services focusing on the further development and optimization of the Gasification Technology.
Refinity agreed to pay a minimum fee of €2,000 for the period beginning January 22, 2025 and ending April 30, 2026 (“Year 1”), and €3,000 for the period beginning May 1, 2026 and ending April 30, 2027 (“Year 2”); provided that, if the third party is unable to provide all of the services contemplated to be provided during Year 1 due to its resource constrains, any unused portion of the minimum fee for Year 1 will be deferred to Year 2 and added to the Year 2 minimum fee. Expenses for services from contracts under the Framework Agreement are recognized as incurred and are applied to the minimum fee. During the three and six months ended June 30, 2025 (Successor), Refinity incurred €425 and €516, respectively, of service expenses toward the Year 1 minimum fee. After currency conversion, Refinity incurred $526 and $619, respectively, toward the Year 1 minimum fee during the three and six months ended June 30, 2025 (Successor). Additionally, during the three and six months ended June 30, 2025 (Successor), Refinity made payments of $302 on costs incurred as a part of the Year 1 minimum fee.

Note 19. Commitments and Contingencies
PCT Guaranty
On April 22, 2020, the Company entered into a guaranty with a counterparty to unconditionally guarantee PCT’s obligation to reimburse a $5,000 pre-payment upon PCT’s failure to meet certain performance thresholds. Performance thresholds include the commission and construction of a plant. The guaranty has no expiration. The total amount paid by the Company under the guaranty is $0 and total interest paid is $0. As of December 31, 2024 and 2023, there was no principal outstanding under the guaranty.
Patent Agreement Contingent Fees
In 2022, the Company entered into two agreements with an MNC to purchase in-process research and development consisting of patents, technology, and knowledge transfer related to cooling technology for critical electronic equipment in a transaction that was determined to be an asset acquisition.
Under the terms of the agreements, the Company is required to make minimum installment payments, as disclosed below, for each year of the agreement through February 1, 2040. Each installment payment shall be credited towards and set off against any royalty payments (described below) which may become due. As such, these installment payments serve as minimum amounts due to the MNC each calendar year.
Minimum royalties included in Patent installment payables on the consolidated balance sheets are due as follows:

Years Ending December 31,	Amount
2025	$1,225
2026	825
2027	825
2028	825
2029	825
Thereafter	9,075
Total	$13,600

The Company is committed to make royalty payments on direct revenue generated from the subject technology and indirect revenue generated including additional incentives based on the volume of units sold at percentage rates in the single digits to mid-teens as defined within the respective agreement. Each year the Company will pay such royalties at the higher of: (i) the minimum amount due (noted in the table above) and (ii) the royalty calculated amount based on revenue and units sold.
License and Royalty Commitments
On December 12, 2024, the Company entered into a license agreement (the “Technology License”) with a third party to obtain exclusive rights to use certain know-how, patents, and data relating to processes for the gasification of plastic waste (the “Technology”). Ownership of the Technology will transfer to the Company for a fee of $500 contingent upon achievement of a commercial milestone, which is not yet probable.
The Company incurred a nonrefundable upfront fee of $500 under the Technology License, which is immediately expensed as incurred on December 12, 2024 and presented as an expense in the consolidated statements of operations and comprehensive income (loss) for the period ended December 31, 2024. Additionally, the Company committed to pay a semi-annual fee of $65 until ownership transfers or the Technology is no longer licensed, which is accrued on a monthly basis. During the Successor period from October 2, 2024 through December 31, 2024, $11 was recognized within General and administrative expense in the consolidated statements of operations and comprehensive income (loss).
Under the Technology License, the Company is committed to pay annual royalties based on Refinity related gross sales and licensing revenue starting in 2025. As of December 31, 2024, no royalty payments were made to the third party.